TEMPORARY EQUITY (Tables)	6 Months Ended
Apr. 30, 2022
Temporary Equity
SCHEDULE OF PREFERRED STOCK REDEMPTION LIABILITY

In measuring the preferred stock redemption liability at April 6, 2021 (redemption date) and January 31, 2022 (issuance date), the Company used the following inputs in its binomial model:

	April 6, 2022	January 31, 2022
Exercise Price	$20.00	$20.00
Stock Price	$9.04	$10.88
Volatility %	96%	105%
Risk Free Rate	1.25%	1.00%